NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Equity [Abstract]
NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 40,000,000 shares of $.00001 par value Common stock authorized at December 31, 2011 there were 14,893,130 and 14,863,130 shares outstanding at December 31, 2012 and 2011, respectively.

At inception, July 21, 2008, the Company issued 23,998,500 shares to its founders. These shares were issued at par.

On various dates between May 2009 and September 2009 the Company raised $15,625 through the sale of 62,500 shares of common stock in private placement transactions with accredited investors at a sales price of $.25 per common share.

In September 2009 the Company raised $5,000 through the sale of 200,000 shares of common stock in a private placement transaction with an accredited investor at a sales price of $.025 per share.

During October 2009, the Company issued 249,500 shares of common stock in connection with proceeds of $90,500 of convertible notes payable. The proceeds from the note were allocated to the shares issued based on the relative fair value of the securities. In connection with the debt, the Company has recorded $27,889 as a discount on the notes. Additionally, the convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly the Company has recorded additional paid in capital in the amount of $22,611 related to the conversion feature.

In January 2010 the Company issued 535,800 shares of common stock as repayment of $115,000 of convertible notes payable and $18,706 of accrued interest on the notes.

In February 2010 one of the Company’s founders surrendered 10,800,000 shares of common stock held by him. No consideration was given by the Company for the surrendered. These shares were cancelled and returned to authorized and unissued shares.

On various dates between June and December 31, 2010, the Company entered into convertible notes payable for proceeds of $40,000. The Company issued 200,000 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $22,222 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $17,778 related to the conversion feature.

On various dates during the year ended December 31, 2011 the Company issued 219,000 shares of common stock for proceeds of $39,750.

In September, 2011 the Company issued 64,000 shares of common stock as repayment of $10,000 of convertible notes payable and $3,378 of accrued interest on the notes.

On various dates during the year ended December 31, 2011, the Company entered into convertible notes payable for proceeds of $23,550. The Company issued 108,750 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $14,827 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $12,083 related to the conversion feature.

On October 4, 2011 the Company issued 25,000 common shares to an independent contractor for services performed. The Company valued the services at $.25 per share based on the market value of the stock on the issuance date totaling $6,250.

On January 6, 2012 the Company issued 8,000 shares of common stock for proceeds of $2,000.

On February 28, 2012 the Company issued 10,000 shares of common stock for proceeds of $2,500.

On March 1, 2012 the Company issued 12,000 shares of common stock for proceeds of $3,000.

Common Stock Subscribed

In December 2008, the Company entered into a two year advisory agreement with an individual and committed to the issuance of 40,000 shares in relation to this agreement. As of December 31, 2011 these shares have not yet been issued. The shares were valued at $.10 per share and are included in common stock subscribed as of December 31, 2011. As of the date of these financial statements these shares have not yet been issued.

In January and March 2009, the Company entered into two additional advisory agreements with individuals each with two year terms and committed to the issuance of 80,000 shares in relation to the agreements. As of the date of these financial statements these shares have not yet been issued.

In November 2009, pursuant to a Mutual Release Agreement, the Company has committed to issue 8,933,244 shares of the Company’s common stock for services rendered between July 2008 and continuing through January 2011. The shares were valued based on the value of the services provided which based on the contract was deemed to be $67,000. As of the date of these financial statements these shares have not yet been issued.

Pursuant to the Technology Agreement with Martech Performance Products, LLC the Company had committed to the issuance of 2,400,000 shares of common stock. The shares were valued at par and were issued in February 2011.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

The Company has 40,000,000 shares of $.00001 par value Common stock authorized at December 31, 2011there were14,893,130 and 14,863,130 shares outstanding at December 31, 2012 and 2011, respectively.

At inception, July 21, 2008, the Company issued 23,998,500 shares to its founders. These shares were issued at par.

On various dates between May 2009 and September 2009 the Company raised $15,625 through the sale of 62,500 shares of common stock in private placement transactions with accredited investors at a sales price of $.25 per common share.

In September 2009 the Company raised $5,000 through the sale of 200,000 shares of common stock in a private placement transaction with an accredited investor at a sales price of $.025 per share.

During October 2009, the Company issued 249,500 shares of common stock in connection with proceeds of $90,500 of convertible notes payable. The proceeds from the note were allocated to the shares issued based on the relative fair value of the securities. In connection with the debt, the Company has recorded $27,889 as a discount on the notes. Additionally, the convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly the Company has recorded additional paid in capital in the amount of $22,611 related to the conversion feature.

In January 2010 the Company issued 535,800 shares of common stock as repayment of $115,000 of convertible notes payable and $18,706 of accrued interest on the notes.

In February 2010 one of the Company’s founders surrendered 10,800,000 shares of common stock held by him. No consideration was given by the Company for the surrendered. These shares were cancelled and returned to authorized and unissued shares.

On various dates between June and December 31, 2010, the Company entered into convertible notes payable for proceeds of $40,000. The Company issued 200,000 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $22,222 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $17,778 related to the conversion feature.

On various dates during the year ended December 31, 2011 the Company issued 219,000 shares of common stock for proceeds of $39,750.

In September, 2011 the Company issued 64,000 shares of common stock as repayment of $10,000 of convertible notes payable and $3,378 of accrued interest on the notes.

On various dates during the year ended December 31, 2011, the Company entered into convertible notes payable for proceeds of $23,550. The Company issued 108,750 shares of common stock in connection with the notes and recorded a discount related to the issuance of the common stock in the amount of $14,827 based on the relative fair value of the securities. The convertible notes payable had a beneficial conversion feature on the commitment date, and accordingly, the Company has recorded additional paid in capital in the amount of $12,083 related to the conversion feature.

On October 4, 2011 the Company issued 25,000 common shares to an independent contractor for services performed. The Company valued the services at $.25 per share based on the market value of the stock on the issuance date totaling $6,250.

On January 6, 2012 the Company issued 8,000 shares of common stock for proceeds of $2,000.

On February 28, 2012 the Company issued 10,000 shares of common stock for proceeds of $2,500.

On March 1, 2012 the Company issued 12,000 shares of common stock for proceeds of $3,000.

Common Stock Subscribed

In December 2008, the Company entered into a two year advisory agreement with an individual and committed to the issuance of 40,000 shares in relation to this agreement. As of December 31, 2011 these shares have not yet been issued. The shares were valued at $.10 per share and are included in common stock subscribed as of December 31, 2011. As of the date of these financial statements these shares have not yet been issued.

In January and March 2009, the Company entered into two additional advisory agreements with individuals each with two year terms and committed to the issuance of 80,000 shares in relation to the agreements. As of the date of these financial statements these shares have not yet been issued.

In November 2009, pursuant to a Mutual Release Agreement, the Company has committed to issue 8,933,244 shares of the Company’s common stock for services rendered between July 2008 and continuing through January 2011. The shares were valued based on the value of the services provided which based on the contract was deemed to be $67,000. As of the date of these financial statements these shares have not yet been issued.

Pursuant to the Technology Agreement with Martech Performance Products, LLC the Company had committed to the issuance of 2,400,000 shares of common stock. The shares were valued at par and were issued in February 2011.

Loss Per Share

The computation of earnings per share of common stock is based on the weighted average number of shares outstanding at the date of the financial statements as follows:

	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount

Basic and diluted EPS:

For the year ended December 31, 2012 loss attributable to common shareholders	$(67,751)	14,889,519	$(0.00)

For the year ended December 31, 2011 loss attributable to common shareholders